Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Net periodic pension cost, U.S. Plans	$ 7,660	$ 21,379	$ 20,673
Net periodic pension cost, International Plans	19,054	32,242	35,861
U.S. Plans
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Multiemployer plans	1,199	12,444	10,186
International Plans
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Multiemployer plans	1,762	5,449	5,539
U.S. Plans
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined contribution plans	4,704	4,945	5,066
U.S. Plans | Maximum
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Employer matching contribution (as a percent)	4.00%
Employer discretionary contribution (as a percent)	2.00%
International Plans
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Additional contribution towards insurance and administrative costs (as a percent)	2.00%
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined contribution plans	8,033	11,139	12,770
International Plans | Maximum
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Employer matching contribution (as a percent)	6.00%
U.S. Plans
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	2,233	2,565	1,887
Interest cost	12,868	11,767	12,780
Expected return on plan assets	(16,786)	(15,642)	(15,617)
Recognized prior service costs	90	248	224
Recognized losses	3,352	5,052	4,637
Amortization of transition liability	0	0	0
Settlement/curtailment loss (gain)	0	0	1,510
Defined benefit plans pension cost	1,757	3,990	5,421
International Plans
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	1,610	3,457	3,418
Interest cost	43,230	42,707	46,174
Expected return on plan assets	(49,927)	(46,920)	(45,050)
Recognized prior service costs	184	335	397
Recognized losses	14,102	16,447	15,194
Amortization of transition liability	0	0	8
Settlement/curtailment loss (gain)	60	(372)	(2,589)
Defined benefit plans pension cost	$ 9,259	$ 15,654	$ 17,552